Other Noncurrent Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities, Noncurrent [Abstract]
Pension liabilities	$ 215	$ 271
Restructuring and plant closing costs	30	9
Asset retirement obligations	26	31
Other	14	27
Total	$ 285	$ 338